UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21986
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Hatteras Multi-Strategy Institutional Fund, L.P.
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: March 31
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Date of reporting period: June 30, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently  valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Multi-Strategy Institutional Fund, L.P.

Schedule of Investments - June 30, 2009 (unaudited)

Hatteras Multi-Strategy Institutional Fund, L.P. (1)

Investment in Hatteras Master Fund, L.P., at value - 99.98% (Cost $257,859,389)	$213,764,340
Other assets in excess of liabilities - 0.02%	43,043
Net Assets – 100.00%	213,807,383

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - June 30, 2009 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:
Absolute Return (20.10%)
Energy and Natural Resources (12.31%)
Enhanced Fixed Income (19.54%)
Opportunistic Equity (30.42%)
Private Equity Composite (9.64%)
Real Estate Composite (8.95%)
Short-Term Investment (4.96%)

	Cost	Fair Value
Investments in Underlying Funds (100.96%)

Absolute Return (20.10%)
Broad Peak Fund, L.P. [a,b]	$12,000,000	$12,212,728
Citadel Derivatives Group Investors, LLC [a,b]	3,413,210	5,765,011
Citadel Wellington Partners, LLC [a,b,f]	29,747,987	21,698,438
Courage Special Situations Fund, L.P. [a,b]	4,827,675	5,146,687
D.E. Shaw Composite Fund, LLC [a,b,f]	23,000,000	24,559,389
Eton Park Fund, L.P. [a,b]	19,000,000	18,500,400
JANA Partners Qualified, L.P. [a,b]	92,329	8,372
Marathon Fund, L.P. [a,b]	11,121,137	7,706,309
Montrica Global Opportunities Fund, L.P. [a,b]	12,025,043	10,083,719
OZ Asia Domestic Partners, L.P. [a,b]	2,417,711	2,078,450
Paulson Advantage, L.P. [a,b]	28,000,000	35,882,995
Paulson Partners Enhanced, L.P. [a,b]	7,000,000	12,960,195
Perry Partners, L.P. [a,b]	10,404,723	8,382,367
Pipe Equity Partners, LLC [a,b]	33,824,693	31,813,341
Standard Investment Research Hedge Equity Fund, L.P. [a,b]	15,000,000	15,352,656
Stark Investments, L.P. [a,b,f]	12,000,000	9,888,832
Waterstone Market Neutral Fund, L.P. [a,b]	18,000,000	25,346,022
Total Absolute Return (20.10%)		247,385,911

Energy and Natural Resources (12.31%)
Investment in Limited Partnership Interests
Arclight Energy Partners Fund III, L.P. [b]	4,348,147	4,263,622
Arclight Energy Partners Fund IV, L.P. [a,b]	2,892,019	2,710,356
Black River Commodity Multi Strategy Fund, L.P. [a,b]	477,335	516,092
Cadent Energy Partners II, L.P. [a,b]	2,625,509	1,594,769
Camcap Resources, L.P. [a,b]	875,867	345,686
Canaan Natural Gas Fund X, L.P. [a,b]	2,197,250	814,178
Centennial Energy Partners, L.P. [a,b]	15,000,000	6,064,412
Chilton Global Natural Resources Partners, L.P. [a,b]	24,000,000	19,685,396
EnerVest Energy Institutional Fund X-A, L.P. [b]	2,178,934	2,339,284
EnerVest Energy Institutional Fund XI-A, L.P. [b]	4,450,616	3,337,862
Intervale Capital Fund, L.P. [a,b]	2,088,363	1,818,470
Merit Energy Partners F-II, L.P. [b]	468,811	484,327
Natural Gas Partners VIII, L.P. [b]	3,481,135	3,504,691
Natural Gas Partners IX, L.P. [b]	2,027,195	1,372,372
NGP Energy Technology Partners, L.P. [a,b]	902,094	1,007,661
NGP Energy Technology Partners II, L.P. [a,b]	508,569	366,197
NGP Midstream & Resources, L.P. [b]	3,495,927	3,475,110
Ospraie Special Opportunities Fund, L.P. [a,b]	5,000,000	4,484,092
Pine Brook Capital Partners, L.P. [a,b]	2,290,068	1,914,859
Quantum Energy Partners IV, L.P. [a,b]	2,111,806	1,571,022
Quantum Energy Partners V, L.P. [a,b]	1,708,634	1,264,114
Sentient Global Resources Fund III, L.P. [a,b]	4,781,824	4,631,266
Southport Energy Plus Partners, L.P. [a,b]	23,083,819	35,742,824
Touradji Global Resources Fund, L.P. [a,b]	24,435,332	27,803,092
Touradji Global Resources Holdings LLC [a,b]	3,434,008	3,434,008
TPF II L.P. [a,b]	6,298,169	5,652,869
Total Investment in Limited Partnership Interests		140,198,631
Investment in Exchange Traded Funds
ETF - SPDR S&P Oil & Gas Exploration & Production [c]	4,999,255	5,568,446
ETF- Market Vectors Gold Miners [c]	4,998,858	5,766,787
Total Investment in Exchange Traded Funds		11,335,233

Total Energy and Natural Resources (12.31%)		151,533,864

Enhanced Fixed Income (19.54%)
Anchorage Crossover Credit Fund II, L.P. [a,b]	14,477,220	16,860,075
Anchorage Short Credit Fund II, L.P. [a,b]	10,000,000	6,165,652
BDCM Partners I, L.P. [a,b,f]	31,500,000	27,108,349
Contrarian Capital Fund I, L.P. [a,b]	15,880,064	15,514,706
CPIM Structured Credit Fund 1000, L.P. [a,b,f]	842,899	210,863
D.B. Zwirn Special Opportunities Fund, L.P. [a,b,f]	8,092,619	4,266,972
Drawbridge Special Opportunities Fund, L.P. [a,b]	17,000,000	14,852,446
Halcyon European Structured Opportunities Fund L.P. [a,b,f]	6,708,119	2,057,724
Harbinger Capital Partners Fund I, L.P. [a,b,f]	14,567,661	11,481,595
Lazard Emerging Income Plus, LTD [b]	10,506,794	9,302,673
Marathon Special Opportunities Fund, L.P. [a,b]	14,937,116	11,970,999
McDonnell Loan Opportunity Fund [a,b]	10,000,000	3,239,285
Ore Hill Fund II, L.P. [a,b,f]	5,065,197	4,027,459
Prospect Harbor Credit Partners, L.P. [a,b,f]	20,000,000	9,791,501
Silverback Opportunistic Convertible Fund, LLC [a,b]	25,000,000	29,884,339
Standard Pacific Asymmetric Opportunities Fund, L.P. [a,b]	23,000,000	29,961,175
Strategic Value Restructuring Fund, L.P. [a,b]	15,428,312	13,032,834
The Rohaytyn Group Local Currency Opportunity Partners, L.P. [a,b]	18,000,000	18,105,741
Total Investment in Limited Partnership Interests		227,834,388

Investment in Mutual Funds
Mutual Fund - Ridgeworth Seix Floating- I [c]	3,000,000	3,383,967
Mutual Fund - TCW Total Return Bond I [c]	6,000,000	6,198,526
Mutual Fund - Fidelity Floating High Income Fund [c]	3,000,000	3,051,394
Total Investment in Mutual Funds		12,633,887

Total Enhanced Fixed Income (19.54%)		240,468,275

Opportunistic Equity (30.42%)
Algebris Global Financials Fund, L.P. [a,b]	18,035,735	17,973,510
Artis Technology Qualified 2X (Institutional), L.P. [a,b]	10,500,000	17,447,544
Asian Century Quest Fund (QP) L.P. [a,b]	25,000,000	24,516,484
Boyer Allan Greater China Fund, L.P. [a,b]	5,000,000	5,484,000
CCM SPV II, LLC [a,b,f]	1,348,477	1,599,925
Criterion Horizons Fund, L.P. [a,b]	7,035,000	6,458,357
CRM Windridge Partners, L.P. [a,b]	14,522,017	17,487,204
D.E. Shaw Oculus Fund LLC [a,b,f]	25,000,000	30,876,930
Drawbridge Global Macro Fund, L.P. [a,b]	101,410	89,232
Ellerston GEMS (US) Fund, L.P. [a,b,f]	722,414	913,589
GMO Mean Reversion Fund, L.P. [a,b]	6,770,065	9,101,400
Gracie Capital L.P. [a,b,f]	374,483	186,232
Gradient Europe Fund, L.P. [a,b]	13,500,000	4,084,681
Great Point Biomedical Value Fund, L.P. [a,b]	15,500,000	11,649,869
HealthCor, L.P. [a,b]	17,000,000	23,363,781
JANA Nirvana Fund LP [a,b]	4,315,800	4,192,566
Miura Global Partners II, L.P. [a,b]	26,000,000	24,691,676
Penta Asia Domestic Partners, L.P. [a,b]	27,000,000	18,479,197
Samlyn Onshore Fund, L.P. [a,b]	28,000,000	35,942,573
Sansar Capital Holdings, LTD [a,b,f]	558,268	663,090
Sansar Capital, L.P. [a,b,f]	12,984,300	9,539,633
SCP Ocean Fund, L.P. [a,b]	9,002,947	11,581,203
SR Global Fund, L.P. (Class C) International [a,b]	7,457,674	10,427,433
SR Global Fund, L.P. (Class G) Emerging [a,b]	12,281,970	15,104,043
TT Mid Cap Europe Long Short Alpha Fund, LTD [b]	15,000,000	14,699,353
Valiant Capital Partners, L.P. [a,b]	16,161,964	20,092,478
Viking Global Equities, L.P. [a,b]	26,500,000	28,671,900
Visium Balanced Fund, LP [a,b]	7,307,739	8,964,963
Visium Special Holdings, LLC (Class A) [a,b,f]	175,331	166,476
Total Opportunistic Equity (30.42%)		374,449,322

Private Equity Composite (9.64%)
ABRY Advanced Securities Fund, L.P. [a,b]	2,718,579	2,521,428
ABRY Partners VI L.P. [a,b]	1,665,275	1,681,069
Accel-KKR Capital Partners III, L.P. [a,b]	1,639,989	1,469,852
Actis Umbrella Fund, L.P. [b]	2,603,981	1,339,119
BDCM Opportunity Fund II, L.P. [a,b]	1,957,089	1,974,478
Brazos Equity Fund II, L.P. [b]	2,948,804	2,497,249
Brazos Equity Fund III, L.P. [b]	204,448	1,891
Carlyle Japan International Partners II, L.P. [a,b]	542,336	381,554
Carlyle Partners V, L.P. [a,b]	3,293,273	2,604,512
CDH Venture Partners II, L.P. [a,b]	1,583,327	1,353,082
CJIP II, Co-Invest, L.P. [a,b]	108,402	89,369
Claremont Creek Ventures, L.P. [a,b]	1,040,416	1,068,253
Claremont Creek Ventures II, L.P. [a,b]	154,375	105,817
Crosslink Crossover Fund IV, L.P. [a,b]	3,818,586	4,726,963
Crosslink Crossover Fund V, L.P. [a,b]	10,584,676	9,573,647
CX Partners Fund, LTD [a,b]	160,000	120,000
Dace Ventures I, L.P. [a,b]	1,376,734	1,143,568
Darwin Private Equity I, L.P. [b]	1,656,510	832,772
Encore Consumer Capital Fund, L.P. [b]	2,607,914	2,029,458
Exponent Private Equity Partners II, L.P. [a,b]	2,351,737	1,087,982
Fairhaven Capital Partners, L.P. [a,b]	1,212,601	905,756
Gavea Investment Fund II A, L.P. [a,b]	4,750,000	4,348,296
Gavea Investment Fund III A, L.P. [a,b]	10,000,000	11,963,740
Great Point Partners I, L.P. [b]	1,324,455	1,296,145
Halifax Fund II, L.P. [b]	1,261,221	1,507,366
Hancock Park Capital III, L.P. [b]	3,000,000	2,219,410
Healthcor Partners Fund, L.P. [a,b]	1,496,430	1,248,195
Hillcrest Partners Fund, L.P. [a,b]	461,514	33,318
Hony Capital Fund 2008, L.P. [a,b]	758,143	596,538
Integral Capital Partners VII, L.P. [a,b]	6,000,000	5,978,667
Integral Capital Partners VIII, L.P. [a,b]	10,000,000	7,123,622
Lighthouse Capital Partners VI, L.P. [a,b]	3,875,000	3,905,757
Mid Europa Fund III, L.P. [a,b]	1,559,897	1,204,768
New Horizon Capital III, L.P. [a,b]	174,925	90,490
OCM European Principal Opportunties Fund, L.P. [a,b]	3,720,307	4,839,748
OCM Mezzanine Fund II, L.P. [b]	3,960,161	3,166,491
Orchid Asia IV, L.P. [a,b]	1,884,404	1,627,746
Private Equity Investment Fund IV, L.P. [b]	3,276,932	2,801,070
Private Equity Investment Fund V, L.P. [a,b]	2,175,048	2,100,048
RoundTable Healthcare Partners II, L.P. [a,b]	1,403,378	1,291,324
Saints Capital VI, L.P. [a,b]	3,664,526	3,689,995
Sanderling Venture Partners VI Co-Investment Fund, L.P. [a,b]	616,178	614,708
Sanderling Venture Partners VI, L.P. [a,b]	691,332	1,190,135
Sentinel Capital Partners IV, LP [a,b]	207,127	114,783
Sterling Capital Partners III, L.P. [a,b]	1,985,689	1,464,079
Sterling Capital Partners Venture Fund II, L.P. [b]	1,701,796	1,576,564
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]	4,240,614	3,822,424
Tenaya Capital V, L.P. [a,b]	1,315,018	1,030,205
The Column Group, L.P. [b]	896,845	576,546
The Raptor Private Holdings, LP [a,b]	1,549,293	1,437,076
Trivest Fund IV, L.P. [a,b]	1,980,705	1,615,088
VCFA Private Equity Partners IV, L.P. [b]	1,414,278	1,507,130
VCFA Venture Partners V, L.P. [b]	4,204,320	4,018,756
Venor Capital Partners, L.P. [a,b]	76,779	14,369
Voyager Capital Fund III, LP [b]	849,872	755,367
Zero2IPO China Fund II, L.P. [a,b]	500,000	363,514
Total Private Equity Composite (9.64%)		118,641,297
Real Estate Composite (8.95%)
Arminius Moat, L.P. [a,b]	5,014,467	4,733,251
Benson Elliot Real Estate Partners II, L.P. [a,b]	3,636,983	2,495,004
Carlyle Distressed RMBS Partners L.P. [a,b]	17,792,246	18,074,459
Colony Investors VII, L.P. [b]	2,829,420	960,900
Colony Investors VIII, L.P. [a,b]	6,657,510	1,472,600
DaVinci Corporate Opportunity Partners, L.P. [a,b]	3,337,267	976,681
Forum European Realty Income III, L.P. [b]	1,616,162	1,123,095
Greenfield Acquisition Partners V, L.P. [a,b]	2,141,818	1,855,009
GTIS Brazil Real Estate Fund, L.P. [a,b]	1,444,148	1,033,799
ING Clarion Global, L.P. [a,b]	9,283,925	9,082,089
JREIT Enhanced LLC [a,b]	10,000,000	6,763,561
New City Asia Partners (T), L.P. [a,b]	6,780,134	5,963,399
Northwood Real Estate Co-Investors, L.P. [a,b]	149,189	108,014
Northwood Real Estate Partners, L.P. [a,b]	692,935	346,175
Oak Hill REIT Plus, L.P. [a,b]	7,471,061	9,403,656
ORBIS Real Estate Fund I [a,b]	3,084,419	2,236,633
Patron Capital L.P. III [a,b]	1,539,369	991,189
Phoenix Asia Real Estate Investments II, L.P. [a,b]	5,715,595	5,778,779
Rockwood Capital Real Estate Partners Fund VII, L.P. [a,b]	4,199,126	1,623,440
Security Capital Preferred Growth, Inc. [b]	1,371,234	324,762
Square Mile Partners III, L.P. [a,b]	2,516,491	2,176,865
TCW Special Mortgage Credits Fund L.P. [a,b]	20,230,904	19,273,562
Transwestern Mezzanine Realty Partners II, LLC [b]	2,181,261	909,625
Transwestern Mezzanine Realty Partners III, LLC [b]	1,642,374	835,200
WCP Real Estate Fund I, L.P. [a,b]	4,963,515	4,853,919
WCP Real Estate Strategies Fund, L.P. [a,b,f]	11,000,000	6,728,824
Total Real Estate Composite (8.95%)		110,124,490

Total investments in Underlying Funds (Cost 1,291,692,439) (100.96%)		1,242,603,159

Short-Term Investments (4.96%)

Federated Prime Obligations Fund #10	60,981,675	60,981,675

Total Short-Term Investments (Cost $60,981,675) (4.96%)		60,981,675

Total Investments (Cost $1,352,674,114) (105.92%)		1,303,584,834

Liabilities in excess of other assets (-5.92%)		(72,889,311)

Partners' capital – 100.00%		$1,230,695,523

a-Non-income producing.
b-Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
c-Securities held in custody by Deutsche Bank N.A. (The total cost and fair value of these securities was $21,998,113 and $23,969,120, respectively).
d-Cost includes amounts due to Underlying Fund Advisor.
e-Not used.
f-The Underlying Fund Advisor has imposed gates on or has restricted redemptions from Underlying Funds.

Total cost and fair value of restricted underlying funds as of June 30, 2009  was $1,269,694,326 and $1,218,634,039, respectively.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 establishes the definition of fair values and provides for a framework for measuring fair value.  It also expands disclosure about the use of fair value to measure assets and liabilities.  In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP FAS 157-4”), effective for interim and annual periods ending after June 15, 2009.  FSP FAS 157-4 expands existing fair value measurement disclosure to include a breakout of the current FAS 157 chart to add category and/or security types.  As required by FAS 157, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of inputs used in determining fair value:

Investments in Underlying Funds	Level 1	Level 2	Level 3	Total
Absolute Return	$-	$-	$247,385,911	$247,385,911
Energy and Natural Resources	11,335,233	-	140,198,631	151,533,864
Enhanced Fixed Income	12,633,887	-	227,848,757	240,482,644
Opportunistic Equity	-	-	374,449,322	374,449,322
Private Equity Composite	-	-	118,626,928	118,626,928
Real Estate Composite	-	-	110,124,490	110,124,490
Short-Term Investment	60,981,675	-	-	60,981,675
Total	$84,950,795	$-	$1,218,634,039	$1,303,584,834

The following is a summary of inputs used in determining value:

Investments
Balance as of April 1, 2009	$1,074,675,464
Realized gain (loss)	(4,161,487)
Net change in unrealized appreciation/depreciation	67,514,023
Net purchases (sales)	80,606,039
Net transfers in or out of Level 3	-
Balance as of June 30, 2009	$1,218,634,039

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy Institutional Fund , L.P.

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date         August 28, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date         August 28, 2009

By (Signature and Title)*   /s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date         August 28, 2009